Convertible Debt and Promissory Notes- ReShape (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Debt and Promissory Notes- ReShape [Line Items]
Schedule of Convertible Debt and Accrued Expense

The fair value amount of the convertible debt and accrued expense is summarized as follows:

	June 30,	December 31,
	2025	2024
Current portion
Conversion rate at 70% of Merger Valuation	$700,494	$487,206
Conversion rate at 75% of Qualified Financing	3,333,887	3,102,204

Total	$4,034,481	$3,589,410

Schedule of Change in Fair Value of the Convertible Notes	Changes in the fair value of the Convertible Notes for the six months ended June 30, 2025 and 2024 are summarized as follows:
	Six months ended	Six months ended
	June 30, 2025	June 30, 2024
Balance, beginning of the period	$3,589,410	$2,930,888
Additional notes issued	191,253	340,000
Interest accrued	103,045	92,200
Change in fair value	150,673	17,996
Total	$4,034,381	$3,381,084

Schedule of Risk Free Rate as at the Valuation Date	The risk-free rate used in the analysis is based on the yield on a US Government zero-coupon bond, interpolated for the period that corresponds to the time to liquidity as at the valuation date.
	June 30, 2025	December 31, 2024
Adjusted Interest rate	4.41% to 4.45%	4.16% to 4.40%
Time to Financing Date	1-3 months	6-8 months

Promissory Notes - ReShape [Member]
Convertible Debt and Promissory Notes- ReShape [Line Items]
Schedule of Change in Fair Value of the Convertible Notes	Changes in the fair value of the Convertible Notes for the six months ended June 30, 2025, are summarized as follows:
Six months ended
June 30, 2025
Balance, beginning of the period	$0
Borrowings	600,000
Interest accrued	5,431
Change in fair value	(181,184)
Total	$424,247